UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a):

Preserver Alternative Opportunities Fund
Institutional Shares – PAOIX

Semi-Annual Report

February 28, 2021

Preserver Partners, LLC
425 Madison Avenue
Memphis, Tennessee 38103
(844) 838-2119 or (901) 755-4737

Investment Results (Unaudited)

Average Annual Total Returns(a) as of February 28, 2021

					Since
	Six	One	Three	Five	Inception
	Months	Year	Year	Year	(3/1/16)
Preserver Alternative Opportunities Fund Institutional Shares	6.18%	14.83%	7.54%	8.54%	8.54%
Wilshire Liquid Alternative Index (b)	4.85%	6.88%	2.37%	3.10%	3.10%

Expense Ratios(c)
Institutional
Shares
Gross	1.83%
With Applicable Waivers	1.48%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Preserver Alternative Opportunities Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (844) 838-2119.

(a)	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee waivers during the applicable period. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	This table compares the Fund’s average annual total returns for the referenced periods to those of Wilshire Liquid Alternative Index. The Wilshire Liquid Alternative Index measures the collective performance of the five Wilshire Liquid Alternative Strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index is designed to provide a broad measure of the Liquid Alternative Global Macro Index, Wilshire Liquid Alternative Relative Value Index, Wilshire Liquid Alternative Multi-Strategy Index, and Wilshire Liquid Alternative Event Driven Index. The index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in the index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results (Unaudited) (continued)

(c)	The expense ratios are from the Fund’s Prospectus dated December 29, 2020. Preserver Partners, LLC, the Fund’s adviser (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 1.35% of the Fund’s average daily net assets through December 31, 2021 (“Expense Limitation Agreement”). During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Investment Advisory Agreement with the Adviser. Additional information pertaining to the Fund’s expense ratios as of February 28, 2021, can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (844) 838-2119. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Portfolio Illustration (Unaudited)

February 28, 2021

The following chart gives a visual breakdown of the Fund’s holdings as a percentage of net assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited)

February 28, 2021

	Shares	Fair Value
COMMON STOCKS — 61.17%

Australia — 1.74%
Consumer Discretionary — 1.09%
Aristocrat Leisure Ltd.	12,000	$280,267

Health Care — 0.65%
Fisher & Paykel Healthcare Corp. Ltd.	8,000	166,844

Total Australia		447,111

Bermuda — 1.35%
Industrials — 1.35%
Triton International Ltd.	6,000	346,680

Canada — 0.99%
Real Estate — 0.99%
NorthWest Healthcare Properties REIT	25,827	254,495

France — 1.73%
Industrials — 1.73%
Schneider Electric SE	3,000	444,947

Ireland — 1.01%
Industrials — 1.01%
Eaton Corp. PLC	2,000	260,380

Japan — 3.56%
Communications — 2.52%
SoftBank Group Corp.	7,000	649,851

Consumer Staples — 1.04%
ITOCHU Corp.	9,000	267,502

Total Japan		917,353

Netherlands — 0.80%
Financials — 0.80%
Euronext NV	1,900	204,612

Panama — 0.95%
Financials — 0.95%
Banco Latinoamericano de Comercio Exterior, S.A, Class E	16,000	244,160

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)

February 28, 2021

	Shares	Fair Value
COMMON STOCKS — (continued)

Switzerland — 1.21%
Technology — 1.21%
Garmin Ltd.	2,500	$310,050

United Kingdom — 2.89%
Communications — 0.96%
S4 Capital PLC(a)	40,000	247,388

Technology — 1.93%
IHS Markit Ltd.	5,500	495,880

Total United Kingdom		743,268

United States — 44.94%
Communications — 1.10%
Walt Disney Co. (The)(a)	1,500	283,560

Consumer Discretionary — 4.22%
Fortune Brands Home & Security, Inc.	3,500	290,990
Home Depot, Inc. (The)	1,000	258,340
Lithia Motors, Inc., Class A	700	261,765
Taylor Morrison Home Corp.(a)	10,000	275,100
		1,086,195
Consumer Staples — 1.17%
Constellation Brands, Inc., Class A	1,400	299,796

Energy — 0.83%
Enterprise Products Partners LP	10,000	213,200

Financials — 2.37%
First Republic Bank	2,000	329,500
PJT Partners, Inc., Class A	4,000	278,880
		608,380
Health Care — 4.31%
AmerisourceBergen Corp.	2,500	253,050
Danaher Corp. (b)	1,500	329,505
IDEXX Laboratories, Inc.(a)	500	260,085
Stryker Corp.	1,100	266,959
		1,109,599

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)

February 28, 2021

	Shares	Fair Value
COMMON STOCKS — (continued)

Industrials — 3.24%
CSX Corp.	2,500	$228,875
Deere & Co.	800	279,296
Honeywell International, Inc.(b)	1,600	323,760
		831,931
Materials — 0.98%
Sealed Air Corp.	6,000	251,400

Real Estate — 3.08%
Equinix, Inc.	400	259,336
Invitation Homes, Inc.	8,000	233,120
Prologis, Inc.	3,000	297,210
		789,666
Technology — 21.36%
Adobe Systems, Inc.(a)	800	367,736
Apple, Inc.	2,000	242,520
Applied Materials, Inc.	2,000	236,380
Autodesk, Inc.(a)	1,100	303,600
Black Knight, Inc.(a)	3,000	230,070
CoStar Group, Inc.(a)	260	214,178
Fiserv, Inc.(a)	2,000	230,740
Global Payments, Inc.	1,500	296,985
Intuit, Inc.	800	312,112
MasterCard, Inc., Class A	1,000	353,850
Microsoft Corp. (b)	2,000	464,761
Moody’s Corp. (b)	1,000	274,890
Motorola Solutions, Inc.	2,000	350,960
PayPal Holdings, Inc.(a)	1,000	259,850
QUALCOMM, Inc.	1,500	204,285
S&P Global, Inc.	1,000	329,360
Square, Inc., Class A(a)	1,000	230,030
Upstart Holdings, Inc.(a)	2,000	131,280
Varonis Systems, Inc.(a)	2,500	458,850
		5,492,437
Utilities — 2.28%
NextEra Energy Partners LP	3,000	217,920
NextEra Energy, Inc.	5,000	367,400
		585,320
Total United States		11,551,484

Total Common Stocks (Cost $13,089,621)		15,724,540

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)

February 28, 2021

	Shares	Fair Value
PREFERRED STOCKS — 7.70%

United States — 7.70%
Consumer Staples — 1.04%
Energizer Holdings, Inc., Series A, 7.50%	3,000	$266,760

Financials — 5.24%
Capital One Financial Corp., Series J, 4.80%	12,000	290,520
Citigroup, Inc., Series J, 7.13%	5,000	138,150
Dime Community Bancshares, Inc., Series A, 5.50%	7,000	170,800
Invesco Mortgage Capital, Inc., Series A, 7.75%	15,000	369,450
New York Mortgage Trust, Inc., Series C, 7.88%	15,593	376,259
		1,345,179
Real Estate — 1.42%
Colony Capital, Inc., Series I, 7.15%	15,100	366,024

Total Preferred Stocks (Cost $1,688,439)		1,977,963

EXCHANGE-TRADED FUNDS — 3.30%

SPDR® Bloomberg Barclays Convertible Securities ETF	6,000	521,880
SPDR® S&P® 600 Small Cap Value ETF	4,200	327,558

Total Exchange-Traded Funds (Cost $642,869)		849,438

CLOSED END FUNDS — 0.89%

AllianzGI Convertible & Income Fund II	45,500	227,955

Total Closed End Funds (Cost $183,802)		227,955

	Principal
	Amount
CORPORATE BONDS — 11.60%

Netherlands — 1.30%
Health Care — 1.30%
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/2028	$300,000	332,948

United Kingdom — 0.96%
Financials — 0.96%
Barclays Bank PLC, MTN, 0.00%, 10/31/2024(c)	100,000	100,410
Barclays Bank PLC, MTN, 0.00%, 1/31/2030(c)	150,000	147,488

Total United Kingdom		247,898

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)

February 28, 2021

	Principal
	Amount	Fair Value
CORPORATE BONDS — (continued)

United States — 9.34%
Communications — 0.87%
CenturyLink, Inc., Series D, 7.20%, 12/1/2025	$200,000	$224,729

Consumer Discretionary — 2.32%
International Game Technology PLC, 5.35%, 10/15/2023	120,000	125,706
L Brands, Inc., 5.25%, 2/1/2028	200,000	214,375
Levi Strauss & Co., 5.00%, 5/1/2025	250,000	256,094
		596,175
Financials — 5.13%
Bank of America Corp., Series FF, 5.88%, Perpetual	250,000	273,675
BofA Finance LLC, MTN, 7.30%, 12/19/2025	200,000	200,936
Citigroup, Inc., Series M, 6.30%, Perpetual(c)	220,000	232,936
GS Finance Corp., MTN, 7.00%, 11/7/2025(c)	100,000	100,374
PNC Bank NA, 4.05%, 7/26/2028	250,000	287,407
Stifel Financial Corp., 4.25%, 7/18/2024	200,000	222,544
		1,317,872
Industrials — 0.42%
Timken Co. (The), 3.88%, 9/1/2024	100,000	107,072

Real Estate — 0.40%
Senior Housing Properties Trust, 4.75%, 5/1/2024	100,000	102,250

Utilities — 0.20%
Ferrellgas Partners LP, 8.63%, 6/15/2020	100,000	52,184

Total United States		2,400,282

Total Corporate Bonds (Cost $2,802,847)		2,981,128

U.S. TREASURY OBLIGATIONS — 6.31%

United States Treasury Inflation Indexed Bonds, 0.13%, 4/15/2025(d)	240,000	261,289
United States Treasury Inflation Indexed Bonds, 0.38%, 7/15/2025(d)	200,000	241,574
United States Treasury Inflation Indexed Bonds, 2.00%, 1/15/2026(d)	167,000	259,224
United States Treasury Inflation Indexed Bonds, 0.88%, 2/15/2047(d)	178,000	233,982
United States Treasury Notes, 1.63%, 2/15/2026	600,000	625,219

Total U.S. Treasury Obligations (Cost $1,539,269)		1,621,288

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)

February 28, 2021

	Principal
	Amount	Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.74%

Banc of America Mortgage Securities, Inc., Series 2004-K, Class B3, 3.77%, 12/25/2034 (c)	$18,152	$19,895
Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/2033	40,688	41,550
Countrywide Home Loans Mortgage Pass Through Trust, Series 2004-HYB9, Class 1A1, 2.70%, 2/20/2035 (c)	12,673	12,848
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A3, 0.62%, 6/25/2035 (1MO LIBOR + 50bps)(c)	11,284	10,679
HarborView Mortgage Loan Trust, Series 2004-07, Class 2A1, 2.60%, 11/19/2034 (c)	76,512	78,842
Impac CMB Trust, Series 2005-08, Class 2B, 2.37%, 2/25/2036 (1MO LIBOR + 225bps)(c)	97,419	98,018
Residential Asset Mortgage Products, Inc., Series 2001-RS2, Class MII2, 1.54%, 6/25/2031 (1MO LIBOR + 142.5bps)(c)	185,394	186,123
Total Collateralized Mortgage Obligations (Cost $415,916)		447,955

CONVERTIBLE CORPORATE BONDS — 0.49%

Industrials — 0.49%
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/2022	120,000	125,931
Total Convertible Corporate Bonds (Cost $116,070)		125,931

	Shares
MONEY MARKET FUNDS — 2.77%

Federated Hermes Government Obligations Fund, Institutional Class, 0.01%(e)	711,648	711,648
Total Money Market Funds (Cost $711,648)		711,648

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)

February 28, 2021

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
CALL OPTIONS PURCHASED — 0.31%
Wells Fargo & Co.	100	$361,700	$ 35 .00	1/20/2023	$79,000
Total Call Options Purchased (Cost $61,843)					79,000

Total Investments — 96.28% (Cost $21,252,324)					24,746,846

Other Assets in Excess of Liabilities — 3.72%					955,729

NET ASSETS — 100.00%					$25,702,575

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for unsettled security transactions.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(d)	Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.

(e)	Rate disclosed is the seven day effective yield as of February 28, 2021.

ETF – Exchange-Traded Fund

MTN – Medium Term Note

REIT – Real Estate Investment Trust

SPDR – Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Statement of Assets and Liabilities (Unaudited)

February 28, 2021

Assets
Investments in securities at fair value (cost $21,252,324)	$24,746,846
Cash and cash equivalents	653,656
Cash held at broker for option contract transactions	477,849
Receivable for fund shares sold	790
Receivable for investments sold	18,214
Dividends and interest receivable	59,621
Tax reclaims receivable	8,856
Prepaid expenses	4,426
Total Assets	25,970,258
Liabilities
Payable for investments purchased	234,010
Payable to Adviser	11,525
Payable to Administrator	5,602
Payable to auditors	5,741
Payable to trustees	691
Other accrued expenses	10,114
Total Liabilities	267,683
Net Assets	$25,702,575
Net Assets consist of:
Paid-in capital	21,396,594
Accumulated earnings	4,305,981
Net Assets	$25,702,575
Institutional Shares:
Net Assets	$25,702,575
Shares outstanding	1,991,068
Net asset value, offering and redemption price per share(a)	$12.91

(a)	A 2.00% redemption fee is imposed upon shares redeemed within 60 calendar days of their purchase.

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Statement of Operations (Unaudited)

For the six months ended February 28, 2021

Investment Income
Dividend income (net of foreign taxes withheld of $892)	$192,814
Interest income	124,883
Total investment income	317,697
Expenses
Adviser	92,711
Administration	12,390
Fund accounting	12,390
Audit and tax preparation	11,741
Legal	10,596
Trustee	8,191
Transfer agent	7,431
Printing	5,909
Registration	5,103
Pricing	4,524
Compliance services	2,975
Custodian	2,766
Interest	2,429
Miscellaneous	16,590
Total expenses	195,746
Fees contractually waived by Adviser	(26,127)
Net operating expenses	169,619
Net investment income	148,078
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities transactions	732,873
Securities sold short	14,140
Written options	3,447
Foreign currency translations	(2,605)
Change in unrealized appreciation (depreciation) on:
Investment securities and foreign currency translations	575,343
Securities sold short	(11,362)
Net realized and change in unrealized appreciation (depreciation) on investments	1,311,836
Net increase in net assets resulting from operations	$1,459,914

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	February 28, 2021	Year Ended
	(Unaudited)	August 31, 2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$148,078	$197,623
Net realized gain on investment securities, securities sold short, written option transactions and foreign currency translations	747,855	1,177,434
Net change in unrealized appreciation of investment securities, securities sold short, written options and foreign currency translations	563,981	1,100,265
Net increase in net assets resulting from operations	1,459,914	2,475,322
Distributions to Shareholders from Earnings:
Institutional Shares	(1,188,667)	(351,268)
Total distributions	(1,188,667)	(351,268)
Capital Transactions - Institutional Shares
Proceeds from shares sold	1,875,486	3,100,864
Reinvestment of distributions	1,120,957	336,308
Amount paid for shares redeemed	(1,785,809)	(2,581,178)
Proceeds from redemption fees(a)	9	119
Total Institutional Shares	1,210,643	856,113
Net increase in net assets resulting from capital transactions	1,210,643	856,113
Total Increase in Net Assets	1,481,890	2,980,167
Net Assets
Beginning of period	24,220,685	21,240,518
End of period	$25,702,575	$24,220,685
Share Transactions - Institutional Shares
Shares sold	143,218	264,491
Shares issued in reinvestment of distributions	86,361	28,072
Shares redeemed	(137,485)	(222,068)
Total Institutional Shares	92,094	70,495

(a)	A 2.00% redemption fee is imposed upon shares redeemed within 60 calendar days of their purchase.

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund - Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the
	Six Months						For the
	Ended		For the	For the	For the	For the	Period
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Ended
	2021		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2020	2019	2018	2017	2016 (a)
Selected Per Share Data
Net asset value, at beginning of period	$12.75		$11.62	$11.98	$11.65	$10.62	$10.00
Income from investment operations:
Net investment income	0.07		0.10	0.21	0.16	0.18	0.07
Net realized and unrealized gain (loss) on investments	0.72		1.22	(0.17)	0.53	1.08	0.55
Total from investment operations	0.79		1.32	0.04	0.69	1.26	0.62
Less distributions to shareholders from:
Net investment income	(0.12)		(0.19)	(0.06)	(0.16)	(0.22)	—
Net realized gains	(0.51)		—	(0.34)	(0.20)	(0.01)	—
Total distributions	(0.63)		(0.19)	(0.40)	(0.36)	(0.23)	—
Net asset value, at end of period	$12.91		$12.75	$11.62	$11.98	$11.65	$10.62
Total Return(b)	6.18	% (c)	11.46%	0.88%	6.05%	12.04%	6.20	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$25,703		$24,221	$21,241	$20,705	$16,022	$9,659
Before waiver or recoupment:
Ratio of expenses to average net assets	1.58	% (d)	1.70%	1.66%	1.72%	2.02%	2.92	% (d)
After waiver or recoupment:
Ratio of expenses to average net assets	1.37	% (d)(e)	1.35%	1.48%	1.75%	1.75%	1.75	% (d)
Ratio of net investment income to average net assets	1.20	% (d)	0.90%	1.96%	1.25%	1.62%	1.44	% (d)
Portfolio turnover rate	50	% (c)	86%	56%	68%	72%	20	% (c)

(a)	For the period March 1, 2016 (commencement of operations) to August 31, 2016.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Excludes redemption fee.

(c)	Not annualized.

(d)	Annualized.

(e)	Includes interest expense of 0.02% for the six months ended February 28, 2021.

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited)
February 28, 2021

NOTE 1. ORGANIZATION

The Preserver Alternative Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Capitol Series Trust (the “Trust”) on September 16, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Preserver Partners, LLC (the “Adviser”). The investment objective of the Fund is to seek current income and capital appreciation with low volatility compared to the major equity and fixed income markets.

The Fund currently offers Institutional Shares. The Fund commenced operations on March 1, 2016. A 2.00% redemption fee is imposed on shares redeemed within 60 days of purchase. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2021

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and are included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized or accreted over the life of the respective

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2021

securities using the effective interest method. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Short Selling – The Fund may make short sales of securities. In a short sale, the Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from as little as one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan.

Short sales by the Fund create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund, in effect, profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share will tend to increase more when the securities it has sold short decrease in value, and decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends, or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2021

time when fundamental investment considerations would not favor such sales. Short sales may involve additional transactions costs and other expenses that may exceed the return on the position, which may cause the Fund to lose money.

The Fund is required to maintain a segregated account on the books of its custodian in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. This segregation will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets. If the Fund does not maintain a segregated account, the Fund will “cover” the short sale by owning a call option on the shorted security with a strike price no higher than the price at which the security was sold short.

NOTE 3. DERIVATIVE TRANSACTIONS

The Fund may engage in options transactions, which are sometimes characterized as derivative transactions. The Fund uses derivative instruments for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure. The Fund also may use derivative instruments to obtain market exposure (that is, for speculative purposes rather than hedging). The Adviser may establish a position in the derivatives market as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than traditional securities would.

Purchased/Written Option Contracts – The Fund may write or purchase option contracts to adjust risk and return of its overall investment positions. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to or subtracted from the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Investing in purchased and written options contracts exposes a Fund to equity price risk. The Fund did not hold any written options as of February 28, 2021.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2021

The following table identifies the effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2021.

For the six months ended February 28, 2021:

			Change in
			Unrealized
	Location of Gain (Loss) on	Realized Gain	Appreciation
	Derivatives on Statement of	(Loss) on	(Depreciation)
Derivatives	Operations	Derivatives	on Derivatives
Equity Price Risk:
Options purchased	Net realized gain and change in unrealized appreciation (depreciation) on investment securities	$—	$17,157
Options written	Net realized gain on written options	3,447	—

The following summarizes the average ending monthly fair value of derivatives outstanding during the six months ended February 28, 2021:

Average Market
Derivatives	Value
Options purchased	$13,167
Options written	(735)

The average monthly market value generally represents the Fund’s derivative activity throughout the period.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2021

reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/ or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Option contracts are generally traded on an exchange and are generally valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2021

ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of certain officers of the Trust, certain employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Private Funds will be fair valued using the NAV as practical expedient, as provided by the Private Fund’s investment adviser or third party administrator. The fair value of the Fund’s investment in the Private Fund generally represents the amount the Fund would expect to receive if it were to liquidate its investment in the Private Fund. The Private Fund holds certain positions in non-marketable investments that are valued at estimated fair value, which may differ significantly from the values that would have been used had a ready market existed for these investments. All underlying investments held in the Private Fund are valued in accordance with the policies and procedures established by such Private Fund.

The Adviser will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by the Private Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value.

The Fund’s interests in a Private Fund are also illiquid and subject to substantial restrictions on transferability. The Fund may not be able to acquire initial or additional interests in a Private Fund or withdraw all or a portion of its investment from a Private Fund promptly after it has made a decision to do so because of limitations set forth in that Private Fund’s governing documents.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations with the Adviser’s participation, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2021

dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2021:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$15,470,045	$254,495	$—	$15,724,540
Preferred Stocks	1,977,963	—	—	1,977,963
Exchange-Traded Funds	849,438	—	—	849,438
Closed End Funds	227,955		—	227,955
Corporate Bonds	—	2,981,128	—	2,981,128
U.S. Treasury Obligations	—	1,621,288	—	1,621,288
Collateralized Mortgage Obligations	—	447,955	—	447,955
Convertible Corporate Bonds	—	125,931	—	125,931
Money Market Funds	711,648	—	—	711,648
Call Options Purchased	79,000	—	—	79,000
Total	$19,316,049	$5,430,797	$—	$24,746,846

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended February 28, 2021, the Adviser earned fees of $92,711 from the Fund. At February 28, 2021, the Fund owed the Adviser $11,525.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) expenses incurred under a Rule 12b-1 plan of distribution; and (vii) indirect expenses such as acquired fund fees and expenses) do not exceed 1.35% of the Fund’s average daily net assets through December 31, 2021 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2021

waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of February 28, 2021, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable through
August 31, 2022	$33,930
August 31, 2023	77,724
February 29, 2024	26,127

The Trust retains Ultimus Asset Services, LLC (the “Administrator”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended February 28, 2021, the Administrator earned fees of $12,390 for administration services, $7,431 for transfer agent services, $12,390 for fund accounting services and $2,975 for compliance services. At February 28, 2021, the Fund owed the Administrator $5,602 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,000 per Fund and $500 per Fund for each quarterly in-person Board meeting. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2021

NOTE 6. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2021, purchases and sales of investment securities, other than short-term investments, were $10,296,020 and $9,598,943, respectively.

Purchases and sales of long-term U.S. Government obligations during the six months ended February 28, 2021 were $0 and $850,555, respectively.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$3,992,040
Gross unrealized depreciation	(514,935)
Net unrealized appreciation/(depreciation) on investments	3,477,105
Tax cost of investments	$21,269,741

The tax character of distributions paid for the fiscal year ended August 31, 2020, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$351,268
Total distributions paid	$351,268

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$163,550
Undistributed long-term capital gains	957,819
Unrealized appreciation on investments(a)	2,913,365
Total accumulated earnings	$4,034,734

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the mark-to-market adjustments on passive foreign investment companies, the tax treatment of return of capital adjustments and interest accruals on complex securities.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2021

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 through February 28, 2021.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning	Ending
		Account Value	Account Value	Expenses	Annualized
		September 1,	February 28,	Paid During	Expense
		2020	2021	Period(a)	Ratio
Preserver Alternative Opportunities Fund
Institutional Class	Actual	$1,000.00	$1,061.80	$7.00	1.37%

	Hypothetical(b)	$1,000.00	$1,018.00	$6.85	1.37%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

FACTS	WHAT DOES PRESERVER ALTERNATIVE OPPORTUNITIES FUND (THE “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●     Social Security number

●     account balances and account transactions

●     transaction or loss history and purchase history

●     checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (844) 838-2119

Who we are
Who is providing this notice?	Preserver Alternative Opportunities Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     buy securities from us or sell securities to us

●     make deposits or withdrawals from your account

●     give us your account information

●     make a wire transfer

●     tell us who receives the money

●     tell us where to send the money

●     show your government-issued ID

●     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes— information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Preserver Partners, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

This page is intentionally left blank.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (844) 838-2119 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Walter B. Grimm, Chairman
John C. Davis
Robert G. Dorsey
Lori Kaiser
Janet Smith Meeks
Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President
Zachary P. Richmond, Chief Financial Officer and Treasurer
Martin R. Dean, Chief Compliance Officer
Matthew J. Beck, Secretary

INVESTMENT ADVISER

Preserver Partners, LLC
425 Madison Avenue
Memphis, TN 38103

DISTRIBUTOR

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
221 East 4th Street, Suite 2900
Cincinnati, OH 45202

LEGAL COUNSEL

Bernstein Shur
100 Middle Street, 6th Floor
Portland, ME 04104

CUSTODIAN

Huntington National Bank
41 South High Street
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Preserver-SAR-21

(b) Not applicable.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) NOT APPLICABLE – disclosed with annual report

(a)(2)      Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	5/05/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	5/05/2021

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	5/05/2021